Capital stock	12 Months Ended
Sep. 30, 2020
Share Capital , Reserves And Other Equity Interest [Abstract]
Capital stock
Capital stock
The Company's authorized share capital is comprised of an unlimited number, all without par value, of:

–
First preferred shares, issuable in series, carrying one vote per share, each series ranking equal with other series, but prior to second preferred shares, Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;

–
Second preferred shares, issuable in series, non-voting, each series ranking equal with other series, but prior to Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;

–
Class A subordinate voting shares, carrying one vote per share, participating equally with Class B multiple voting shares with respect to the payment of dividends and convertible into Class B multiple voting shares under certain conditions in the event of certain takeover bids on Class B multiple voting shares; and

–
Class B multiple voting shares, carrying ten votes per share, participating equally with Class A subordinate voting shares with respect to the payment of dividends and convertible at any time at the option of the holder into Class A subordinate voting shares.

19.    Capital stock (continued)
For the fiscal years 2020 and 2019, the number of issued and outstanding Class A subordinate voting shares and Class B multiple voting shares varied as follows:

Class A subordinate voting shares			Class B multiple voting shares			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2018	250,425,114	1,978,210	28,945,706	40,382	279,370,820	2,018,592
Issued upon exercise of stock options[1]	1,942,580	77,773	—	—	1,942,580	77,773
PSUs exercised[2]	—	7,651	—	—	—	7,651
Purchased and cancelled[3]	(12,510,232)	(169,299)	—	—	(12,510,232)	(169,299)
Purchased and held in trusts[4]	—	(30,740)	—	—	—	(30,740)
As at September 30, 2019	239,857,462	1,863,595	28,945,706	40,382	268,803,168	1,903,977
Issued upon exercise of stock options[1]	1,438,877	69,420	—	—	1,438,877	69,420
PSUs exercised[2]	—	9,078	—	—	—	9,078
Purchased and cancelled[3]	(10,605,464)	(165,315)	—	—	(10,605,464)	(165,315)
Purchased and held in trusts[4]	—	(55,287)	—	—	—	(55,287)
As at September 30, 2020	230,690,875	1,721,491	28,945,706	40,382	259,636,581	1,761,873

[1]
The carrying value of Class A subordinate voting shares includes $12,269,000 ($14,070,000 for the year ended September 30, 2019), which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year.

[2]
During the year ended September 30, 2020, 157,788 PSUs were exercised (160,694 during the year ended September 30, 2019) with a recorded value of $9,078,000 ($7,651,000 during the year ended September 30, 2019) that was removed from contributed surplus. As at September 30, 2020, 1,243,022 Class A subordinate voting shares were held in trusts under the PSU plans (875,480 as at September 30, 2019).

[3]
On January 29, 2020, the Company’s Board of Directors authorized and subsequently received the regulatory approval from the Toronto Stock Exchange (TSX), for the renewal of the Normal Course Issuer Bid (NCIB) for the purchase for cancellation of up to 20,149,100 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares are available for purchase for cancellation commencing on February 6, 2020 until no later than February 5, 2021, or on such earlier date when the Company has either acquired the maximum number of Class A subordinate voting shares allowable under the NCIB or decided not to make any further purchases for cancellation under it.

During the year ended September 30, 2020, the Company purchased for cancellation 6,008,905 Class A subordinate voting shares from the Caisse de dépôt et placement du Québec for a cash consideration of $600,000,000 (5,158,362 and $500,000,000, respectively during the year ended September 30, 2019). The excess of the purchase price over the carrying value in the amount of $471,455,000 was charged to retained earnings ($389,651,000 during the year ended September 30, 2019). The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.
In addition, during the year ended September 30, 2020, the Company purchased for cancellation 4,596,559 Class A subordinate voting shares (7,301,870 during the year ended September 30, 2019) under its previous and current NCIB for a cash consideration of $443,517,000 ($626,075,000 during the year ended September 30, 2019) and the excess of the purchase price over the carrying value in the amount of $406,747,000 ($567,125,000 during the year ended September 30, 2019) was charged to retained earnings.

[4]
During the year ended September 30, 2020, the trustees, in accordance with the terms of the PSU plans and Trust Agreements, purchased 525,331 Class A subordinate voting shares of the Company on the open market (374,995 during the year ended September 30, 2019) for a cash consideration of $55,287,000 ($30,740,000 during the year ended September 30, 2019).